Risk Management - Summary of Exposure to Volatility of Exchange Rate of its Functional Currency Against US Dollar (Details) - Exchange Rate Risks - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial risk management [line items]
Financial assets	$ 166,244,336	$ 169,241,805	$ 13,643,181
Financial liabilities	(350,426)	(120,000)	(287,343,524)
Long (short) foreign exchange monetary position	$ 165,893,910	$ 169,121,805	$ (273,700,343)